Employee benefits (Details 1) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 1,837	$ 1,517
Current	1,801	1,486
Non-current	36	31
Accrued Vacation [Member]
IfrsStatementLineItems [Line Items]
Total	778	519
Profit sharing [member]
IfrsStatementLineItems [Line Items]
Total	339	384
Variable Compensation Program [Member]
IfrsStatementLineItems [Line Items]
Total	315	349
Salaries And Related Charges And Other Provisions [Member]
IfrsStatementLineItems [Line Items]
Total	$ 405	$ 265